Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

The Plan invests in the Credit Acceptance stock fund, which exclusively includes Credit Acceptance Corporation common stock. The Plan also invests in a mutual fund managed by Fidelity Investments, an affiliate of the Plan’s trustee. These are related parties and party-in-interest transactions.
Notes receivable from participants are also considered party-in-interest transactions. Under ERISA, these transactions are exempt from the prohibited transaction rules.